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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9-30-2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          9-30-2011
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           73
Form 13F Information Table Value Total:       52,647
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                                        VOTING
                                                                                                      AUTHORITY:
                                                                                                         SOLE/
                                         TITLE OF             VALUE  SHRS. OR  SH/P PUT/  INV.  OTHER   SHARED/
NAME OF ISSUER                            CLASS     CUSIP   (X$1000) PRN. AMT.  RN  CALL DISCR. MNGR.    NONE
---------------------------------------- -------- --------- -------- --------- ---- ---- ------ ----- ----------
ABBOTT LABORATORIES                      COM      002824100      834     16300   SH        SOLE             SOLE
ACCENTURE LTD.                           COM      G1151C101      507      9300   SH        SOLE             SOLE
ALTRIA GROUP INC                         COM      02209S103     1317     49100   SH        SOLE             SOLE
AMAZON.COM INC.                          COM      023135106     1709      7900   SH        SOLE             SOLE
AMERICAN TOWER CORP.                     COM      029912201      205      3800   SH        SOLE             SOLE
AON                                      COM      037389103      555     13200   SH        SOLE             SOLE
AT&T INC                                 COM      00206R102      479     16800   SH        SOLE             SOLE
BAIDU INC. - ADS                         COM      056752108     1294     12100   SH        SOLE             SOLE
BAXTER INTERNATIONAL INC.                COM      071813109      612     10900   SH        SOLE             SOLE
BROADCOM CORPORATION                     COM      111320107      237      7100   SH        SOLE             SOLE
CF INDUSTRIES HOLDINGS INC               COM      125269100     1269      9000   SH        SOLE             SOLE
CHEVRON CORPORATION                      COM      166764100      232      2500   SH        SOLE             SOLE
CISCO SYSTEMS INC.                       COM      17275R102      221     14200   SH        SOLE             SOLE
CITIGROUP INC                            COM      172967424      328     12800   SH        SOLE             SOLE
COCA-COLA CO (THE)                       COM      191216100     1007     14900   SH        SOLE             SOLE
COMPANHIA VALE DO RIO DOCE               COM      91912E105      710     31100   SH        SOLE             SOLE
CONOCOPHILLIPS                           COM      20825C104     1710     27000   SH        SOLE             SOLE
CONSUMER DIS SS SPDR                     COM      81369Y407      391     11200   SH        SOLE             SOLE
CONSUMER STAP SPDR                       COM      81369Y308      683     23000   SH        SOLE             SOLE
DOMINION RESOURCES VA                    COM      25746U109      721     14200   SH        SOLE             SOLE
DUKE ENERGY CORP                         COM      26441C105      554     27700   SH        SOLE             SOLE
EXXON MOBIL CORP.                        COM      30231G102     3813     52500   SH        SOLE             SOLE
FINANCIAL SEL SPDR                       COM      81369Y605      474     40100   SH        SOLE             SOLE
FREEPORT-MCMORAN COPPER & GOLD INC.      COM      35671D857      427     14000   SH        SOLE             SOLE
GENERAL ELECTRIC CO                      COM      369604103     2080    136600   SH        SOLE             SOLE
GMCR                                     COM      393122106      530      5700   SH        SOLE             SOLE
GOODRICH CORP.                           COM      382388106      497      4100   SH        SOLE             SOLE
GOOGLE INC.                              COM      38259P508      825      1600   SH        SOLE             SOLE
HEALTHCARE SS SPDR F                     COM      81369Y209      565     17800   SH        SOLE             SOLE
HESS CORP                                COM      42809H107      261      4700   SH        SOLE             SOLE
HEWLETT-PACKARD CO                       COM      428236103      476     21200   SH        SOLE             SOLE
HOME DEPOT INC                           COM      437076102      294      8700   SH        SOLE             SOLE
HONEYWELL INTERNATIONAL INC.             COM      438516106      286      6500   SH        SOLE             SOLE
IEF                                      COM      464287440      452      4300   SH        SOLE             SOLE

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
INFOSYS TECHNOLOGIES ADS                 COM      456788108      292      5700   SH        SOLE             SOLE
INTUIT INC.                              COM      461202103      280      5900   SH        SOLE             SOLE
INTUITIVE SURGICAL INC.                  COM      46120E602      292       800   SH        SOLE             SOLE
ISHARE RUS 2000 INDX                     ETF      464287655      521      8100   SH        SOLE             SOLE
JOHNSON & JOHNSON                        COM      478160104      262      4100   SH        SOLE             SOLE
JPMORGAN CHASE & CO.                     COM      46625H100      427     14200   SH        SOLE             SOLE
KGC                                      COM      496902404      323     21800   SH        SOLE             SOLE
KIMBERLY-CLARK CORP.                     COM      494368103      952     13400   SH        SOLE             SOLE
LAS VEGAS SANDS CORP                     COM      517834107      806     21000   SH        SOLE             SOLE
LAUDER (ESTEE) COS. INC. (THE)           COM      518439104      246      2800   SH        SOLE             SOLE
LILLY (ELI) & CO.                        COM      532457108      610     16500   SH        SOLE             SOLE
MERCK & CO. INC                          COM      58933Y105     1403     42900   SH        SOLE             SOLE
METLIFE INC                              COM      59156R108      664     23700   SH        SOLE             SOLE
MICROSOFT CORPORATION                    COM      594918104      892     35800   SH        SOLE             SOLE
NEWMONT MINING CORP. (HOLDING CO.)       COM      651639106      655     10400   SH        SOLE             SOLE
NORTHROP GRUMMAN CORP                    COM      666807102      413      7900   SH        SOLE             SOLE
NVIDIA CORPORATION                       COM      67066G104      130     10400   SH        SOLE             SOLE
ORACLE CORPORATION                       COM      68389X105     2561     89100   SH        SOLE             SOLE
PEABODY ENERGY CORP                      COM      704549104      803     23700   SH        SOLE             SOLE
PHILIP MORRIS INTL                       COM      718172109      263      4100   SH        SOLE             SOLE
POTASH CORP. OF SASKATCHEWAN INC.        COM      73755L107     3181     73600   SH        SOLE             SOLE
PRECISION CASTPARTS CORP.                COM      740189105      396      2500   SH        SOLE             SOLE
PROCTER & GAMBLE CO.                     COM      742718109      708     11200   SH        SOLE             SOLE
PRUDENTIAL FINANCIAL INC.                COM      744320102      666     14200   SH        SOLE             SOLE
RANGE RESOURCES CORP                     COM      75281A109      252      4300   SH        SOLE             SOLE
S&P MID DEPOSIT RCPT                     COM      78467Y107      484      3400   SH        SOLE             SOLE
SPDR RETAIL ETF                          ETF      78464A714      791     17100   SH        SOLE             SOLE
SPDR S&P METALS &AMP; MI                 COM      78464A755     1063     23700   SH        SOLE             SOLE
STARBUCKS CORPORATION                    COM      855244109      243      6500   SH        SOLE             SOLE
TEXAS INSTRUMENTS INC.                   COM      882508104      211      7900   SH        SOLE             SOLE
TRAVELERS COMPANIES INC (THE)            COM      89417E109     1342     27000   SH        SOLE             SOLE
UTILITIES SEL SPDR                       COM      81369Y886      400     11900   SH        SOLE             SOLE
VERIZON COMMUNICATIONS INC               COM      92343V104      667     18100   SH        SOLE             SOLE
VODAFONE GROUP PLC (NEW)                 COM      92857W209      360     14000   SH        SOLE             SOLE
WALGREEN CO.                             COM      931422109      303      9300   SH        SOLE             SOLE
WAL-MART STORES INC.                     COM      931142103      359      6900   SH        SOLE             SOLE
WALTER INDUSTRIES INC                    COM      93317Q105      324      5400   SH        SOLE             SOLE
WELLPOINT INC                            COM      94973V107      568      8700   SH        SOLE             SOLE
WYNN RESORTS LIMITED                     COM      983134107      979      8500   SH        SOLE             SOLE